Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Total income before income taxes	$ 219,332	$ 219,521	$ 222,815
Foreign [Member]
Income Tax [Line Items]
Total income before income taxes	(2,328)	(1,950)
United States [Member]
Income Tax [Line Items]
Total income before income taxes	$ 221,660	$ 221,471	$ 222,815